LICENSES (Tables) (Licenses)	12 Months Ended
Dec. 31, 2013
Licenses
Other intangible assets
Recorded values of the Group's telecommunication licenses

	December 31,
	2013	2012
Armenia	5,982	5,580
Russia	291	274
Ukraine	123	1,499

Licenses, at cost	6,396	7,353
Accumulated amortization	(3,194)	(4,060)

Licenses, net	3,202	3,293

Estimated amortization expense

Estimated amortization expense in the year ended December 31,
2014	531
2015	531
2016	533
2017	531
2018	530
Thereafter	546

Total	3,202